Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (98.3%)
[1]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/46	600	558
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	4,146
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,696
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,180
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,557
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	842
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,025
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	970
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,050
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	1,880
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	1,972
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,762
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	26
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,131
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	3,459
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	4,944
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,691
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,517
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,388
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	10,950
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	4,602
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,147
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,419
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	22,985
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	24,015	23,990
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	908
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,496
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,233
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,277
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,502
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,618
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,688
	Allegheny County PA GO	4.000%	11/1/34	915	938
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,249
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,190
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,005
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	817
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,118
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,686
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,092
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,519
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	500	419
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	932
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	5,000	4,074
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,570
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,509
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	5,000	5,214
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,617
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,652
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,806
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,197
[1]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	414
[3]	Allentown City School District GO	4.000%	2/15/24	550	551
[1]	Allentown City School District GO	5.000%	2/1/32	3,075	3,334
[1]	Allentown City School District GO	5.000%	6/1/32	1,465	1,517
[1]	Allentown City School District GO	4.000%	2/1/34	1,500	1,532
[1]	Allentown City School District GO	5.000%	2/1/34	1,300	1,411
[1]	Allentown City School District GO	4.000%	2/1/35	1,175	1,197
[1]	Allentown City School District GO	5.000%	6/1/35	2,000	2,068
[1]	Allentown City School District GO	4.000%	2/1/36	1,100	1,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Allentown City School District GO	5.000%	6/1/36	1,500	1,549
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,100	1,153
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,353
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,037
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,211
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	7,875	7,743
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	3,310	3,379
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,151
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,760
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	2,195	2,172
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,557
[3]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	2,860
[1]	Armstrong School District GO	5.000%	3/15/31	1,800	1,969
[1]	Armstrong School District GO	3.000%	3/15/34	5,605	5,164
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	512
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	760
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,083
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	998
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	689
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	683
[1]	Beaver County PA GO	4.000%	4/15/30	240	246
[1]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	52
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	362
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,411
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	738
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,254
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	700	731
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	420	439
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	522
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,500	1,567
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,322
[3]	Blue Mountain School District GO	4.000%	8/1/24	360	362
[3]	Blue Mountain School District GO	4.000%	8/1/25	385	388
[3]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	141
[3]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	76
	Boyertown Area School District GO	5.000%	10/1/38	400	427
	Boyertown Area School District GO	5.000%	10/1/40	500	528
	Boyertown Area School District GO	5.000%	10/1/41	500	527
[1]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,496
[1]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bristol Township School District GO	4.125%	6/1/40	2,000	1,994
[1]	Bristol Township School District GO	4.000%	6/1/48	1,545	1,427
	Bucks County IDA College & University Revenue	5.000%	11/1/37	1,205	1,166
	Bucks County IDA College & University Revenue	5.000%	11/1/52	1,280	1,150
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,104
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	530
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	850
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	1,952
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,708
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	11,160	7,002
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	15,540	10,986
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	748
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,755	2,683
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,318
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/36	380	425
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/37	450	496
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/38	500	547
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/39	850	926
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,762
[3]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,700
[3]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,867
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,358
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	519
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	482
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	529
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,629
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,329
[3]	Cambria County PA GO	4.000%	8/1/34	750	763
[3]	Cambria County PA GO	4.000%	8/1/35	700	708
[3]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,126
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,098
	Capital Region Water Revenue	5.000%	7/15/35	500	529
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,038
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	532
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,454
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,059
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,902

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,731
Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/44	1,500	1,071
Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,413
Central Dauphin School District GO	4.000%	5/15/34	1,985	2,008
Central Dauphin School District GO	4.000%	5/15/35	2,325	2,348
Central Dauphin School District GO	4.000%	5/15/37	1,000	1,001
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,511
Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	1,911
Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,310
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,813
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,368
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,480
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	3,567
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	8,905
Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,544
Chester County IDA Recreational Revenue	4.000%	12/1/46	12,085	11,420
Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,585
Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,074
Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	5,309
Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	1,645	1,520
Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,021
Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,032
Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,007
Colonial School District GO	3.000%	2/15/39	350	294
Colonial School District GO	3.000%	2/15/40	700	578
Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	253
Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,012
Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,101
Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,927
Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,116
Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,197
Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,304
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,411
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,424
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	10,623
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,220
[3,4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	34,781
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	509
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	902
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,062
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	914
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,043
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	215
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	55
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,141
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	10,000	10,319
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,467
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,356
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,406
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,259
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	554
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,563
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,216
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,518
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,690
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	10,000	10,104
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,405
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,168
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,137
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,641
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,542
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	19,575	20,174
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,013
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,312
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	10,000	11,470
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,610
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	10,000	10,221
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	15,500	14,407
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	13,929
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,012
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,064
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	365	323
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	8,853
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	654
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,056
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,093
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,788
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,810
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	10,779
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	4,936
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,090
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,011
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,181
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,065
	Conestoga Valley School District GO	3.000%	2/1/38	850	711
[1]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,719
[3]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,152
[3]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	645
	Council Rock School District GO	2.050%	11/15/33	1,085	901
	Council Rock School District GO	3.250%	11/15/39	5,010	4,230
	Council Rock School District GO	2.050%	8/15/42	3,000	1,965
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	773
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	824
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,460
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,884
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,336
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	1,931
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	4,522
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	6,653
[2,5]	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	9/7/23	5,990	5,990
	Cumberland Valley School District GO	5.000%	12/1/31	750	768
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,029
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,151
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,023
[3]	Cumberland Valley School District GO	5.000%	11/15/42	2,000	2,143
[3]	Cumberland Valley School District GO	5.000%	11/15/44	1,500	1,604
[3]	Cumberland Valley School District GO	5.000%	11/15/47	3,600	3,843
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,280
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,510
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,771
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,203
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,081
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,029
[3]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	501
[3]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,294
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,291
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	842
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,232
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	6,943
	Delaware County Authority College & University Revenue	5.000%	10/1/46	3,095	3,185
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,523
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,125
[1]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue, Prere.	5.000%	11/1/23	1,250	1,253
[1]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,037
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,451
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,057
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,682
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,404
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	6,500	6,678
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,152
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,682
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	638
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,927
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,518
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,518
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,249
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	2,000	2,087
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,199
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,148
[5]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	4.000%	9/6/23	3,200	3,200
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	8,885	9,781
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,040	3,434
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	783
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,044
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	519
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	477
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	769
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	1,966
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,200	6,268
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,100	5,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,396
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	849
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	3,858
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	251
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	251
[1]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,300
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	32
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	269
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	872
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,340
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,409
[3]	Erie School District GO	5.000%	4/1/27	150	158
[3]	Erie School District GO	3.000%	4/1/32	3,360	3,160
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,117
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	2,646
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	4,050	3,052
[1]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,115
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,799
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,415
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,070
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	14,450
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,016
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	14,500	14,633
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	9,240	8,432
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	28,460	25,552
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	15,230
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	855	913
	Gettysburg Area School District GO	4.000%	4/1/35	750	765
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,218
[3]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,248
[3]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,458
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,768
	Haverford Township School District GO	3.000%	3/1/32	3,950	3,755
	Haverford Township School District GO	3.000%	3/1/34	55	51
[3]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,292
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	1,535	1,436
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,411
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,523
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,587
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,664
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	984
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,587
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	2,000	1,834
[1]	Interboro School District GO	4.000%	8/15/43	1,445	1,381
[1]	Interboro School District GO	4.250%	8/15/53	1,630	1,550
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	857
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	584
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	4,036
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	1,500	1,386
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	1,948
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	8,977
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,145	1,173
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	21,980	22,425
	Lancaster County PA GO	4.000%	11/1/33	375	385
	Lancaster County PA GO	4.000%	11/1/34	500	511
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	709
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	715
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,227
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	678
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,020
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,797
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,654
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	509
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	4,550	3,201
[1]	Lancaster PA GO	4.000%	11/1/33	2,545	2,595
[1]	Lancaster PA GO	4.000%	11/1/34	2,660	2,706
[1]	Lancaster PA GO	4.000%	11/1/35	2,355	2,382
[1]	Lancaster School District GO	4.000%	6/1/36	1,190	1,197
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	339
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	304
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	408
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	422
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	489
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	574
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	436
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,076
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,060
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,614
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	15
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,707
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,103
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,063
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	5,872
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	7,192
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	19,015	17,156
[2,5]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/1/23	8,000	8,000
[1]	Lehighton Area School District GO	5.000%	11/15/36	1,850	2,000
[1]	Lehighton Area School District GO	5.000%	11/15/39	5,000	5,319
[1,7]	Littlestown Area School District GO	5.000%	10/1/50	2,400	2,502
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	15
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	436
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,944
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,616
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,563
[3]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,786
[3]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,177
[3]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,541
	Methacton School District GO	4.000%	9/15/41	520	508
	Methacton School District GO	4.000%	9/15/42	565	547
	Monroe County PA GO	4.000%	7/15/37	1,630	1,623
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,219
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	550	606
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,000	1,087
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	330	353
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,000	1,055
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,048
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,721
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,602
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,008
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/36	515	457
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/37	545	473

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/38	695	590
Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/39	305	255
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,000
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,033
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,197
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,000
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,001
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,253
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,858
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	26
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,313
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,891
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,568
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	6,907
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,736
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	1,795
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,665	1,485
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	8,755	7,617
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	7,960
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	13,935	11,921
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,107
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,404
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,385
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,199
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,502
[3]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	9,072
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	4,488
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	80
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,187
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,524
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,213
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,422
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,254
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	570
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,434
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	5,302
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	5,943
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	225
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	299
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	249
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	348
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	299
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	199
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	209
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	223
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	99
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	222
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	364
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	554
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	789
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	664
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	370
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,002
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	992
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,517
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,702
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,435	4,480
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	17,912
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	825
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,494
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,476
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	874
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,535
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	5,391
[3]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,690
[1]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,141
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,455
	North Hills School District GO	5.000%	10/15/28	500	539
	North Hills School District GO	5.000%	10/15/29	425	462
	North Hills School District GO	5.000%	10/15/35	325	358
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,592
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,733
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,124
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,075
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,946
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,033
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,320
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,613
	Northampton Township PA GO	3.625%	5/15/39	2,145	1,934
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	915
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,367
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,135
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,271
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,168
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,763
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,042
[1]	Northeastern School District/York County GO	3.000%	3/1/33	375	350
[1]	Northeastern School District/York County GO	3.000%	3/1/34	300	276
[1]	Northeastern School District/York County GO	3.000%	3/1/35	250	225
[1]	Northeastern School District/York County GO	3.000%	3/1/38	850	710
[1]	Northeastern School District/York County GO	3.000%	3/1/41	800	638
[1]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,569
[1]	Northern Tioga School District GO	5.000%	4/1/31	700	752
[1]	Northern Tioga School District GO	4.000%	4/1/33	500	511
[1]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,908
[1]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,432
[1]	Penn Hills School District GO	3.000%	10/1/32	2,845	2,702
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,749
	Pennsbury School District GO	5.000%	8/1/39	750	803
	Pennsbury School District GO	5.000%	8/1/40	1,000	1,064
	Pennsbury School District GO	5.000%	8/1/43	4,000	4,224
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	882
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,908
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,015
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,551
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	2,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,520
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	9,075	9,957
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,090
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,672
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	515	570
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	500	553
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	500	545
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	450	490
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,200	2,143
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,946
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	539
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	539
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,406
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,789
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	1,909
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	534
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	614
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,500	1,511
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	957
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	850
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,609

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	2,000	1,881
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,500	1,469
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,179
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/46	1,000	999
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,545
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,618
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	4,000	3,623
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,601
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,500	4,889
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,370	3,859
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/49	2,000	1,978
Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	4,500	3,626
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,528
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,734
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	3,947
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,288
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,904
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	323
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,356
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,635
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,330
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,578
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,097
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	2,974
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,947
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,291
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,249
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,405
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,947
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,248
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	958
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,893
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	9,631
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,079
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,220
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,268
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	777
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,026
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	767
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,226
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,167
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	797
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,098
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,480
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,250	1,263
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,088
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,237
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,067

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	8,260	7,770
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	9,040	8,433
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,138
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,259
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	7,015	7,093
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	17,000	15,283
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	11,826
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,335
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,390
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,694
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	944
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,498	7,211
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,563
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,796
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,340	4,199
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,398
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,410
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,267
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,480
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,324
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,120
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,514
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,455
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,990
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	8,548
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	4,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,416
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,313
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	4,438
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	4,853
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,152
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	3,435	3,379
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,855
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,760	2,713
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	4,839
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	2,995	2,899
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,005	970
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,320	3,143
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	2,220	2,209
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,530	7,705
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	13,285	13,969
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,922	10,486
[2,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.460%	9/1/23	9,200	9,200
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.460%	9/1/23	10,800	10,800
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.000%	9/6/23	800	800
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,234
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,908
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	1,235	1,404
	Pennsylvania State University College & University Revenue	5.000%	9/1/37	750	842
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	850	946
	Pennsylvania State University College & University Revenue	5.000%	9/1/39	1,000	1,108
	Pennsylvania State University College & University Revenue	5.000%	9/1/40	1,500	1,654
	Pennsylvania State University College & University Revenue	5.000%	9/1/41	1,575	1,727
	Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,174
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	7,130	7,821
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	9,010	9,813

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,160
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,140
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,135
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,686
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	15,711
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,266
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,319
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	24,000	22,024
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,544
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	2,000	1,809
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	7,345
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,601
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,348
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	548
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,099
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,250
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,152
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,900	3,260
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,140
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,809
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,580
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,245
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,067
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,224
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,059
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,295
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,215
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,376
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,570
Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,426
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,791
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,278
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	2,546
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	2,956
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,240	1,343
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	20,335
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,337
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,605	2,538
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,739
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	2,929
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	5,200	5,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,810
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,570	1,709
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	3,073
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	209
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	7,017
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,130
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,373
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,637
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,000	2,068
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,165	1,258
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,045
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,370
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,325	1,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,849
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	17,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,202
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	12,766
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,000	5,145
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,773
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	6,000	6,202
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,574
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,490	6,754
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	17,840
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	2,990
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,439
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,025
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,460
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	4,525	4,112
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,053
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	5,000	5,278
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	8,517
[2,3,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	9/1/23	7,300	7,300
[2,3,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	9/1/23	22,700	22,700
[2,3,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	4.150%	9/1/23	14,495	14,495
[2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	4.150%	9/1/23	13,585	13,585
[2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	4.090%	9/7/23	5,000	5,000
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,611
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,239
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,114
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	900	985
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	1,000	1,083
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,850	1,987
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	1,900	2,030
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,300	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,075	1,139
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	850	899
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,158
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,573
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,277
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,203
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,090
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,076
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,057
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,194
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,306
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	2,015
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,710
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,162
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,095
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	11,960
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,186
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	5,019
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,069
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,233
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,371
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	4,826
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,000	5,715
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	4,737
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	2,000	1,986
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	500	490
	Philadelphia IDA Charter School Aid Revenue	5.000%	5/1/40	1,000	955
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/40	300	296
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/42	1,000	901
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	750	727
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/49	2,770	2,380
	Philadelphia IDA Charter School Aid Revenue	5.000%	5/1/50	5,130	4,620
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,050	978
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/51	1,440	1,058
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/52	1,500	1,292
	Philadelphia IDA Charter School Aid Revenue	5.250%	6/15/52	950	856
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/56	170	122
	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/57	950	856
	Philadelphia IDA Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,320
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,000	2,130
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,000	2,129
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	4,750	4,823
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,400	1,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,975	1,824
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	12,000	10,318
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	1,000	1,056
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	2,375	2,561
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,112
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	14,410	15,138
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,005
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	5,000	4,953
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,805
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,301
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,174
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,493
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,789
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,258
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	6,450	6,475
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,353
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/27	960	991
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,007
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,415
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,895
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,473
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,364
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	787
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,417
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	3,939
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,458
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,832
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,954
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,877
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,115
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,602
	Philadelphia PA GO	5.000%	8/1/26	4,125	4,318
	Philadelphia PA GO	5.000%	2/1/31	2,500	2,734
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,117
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,092
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,683
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,088
[3]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,345
	Philadelphia PA GO	5.000%	5/1/36	3,440	3,740
	Philadelphia PA GO	4.000%	5/1/38	9,000	8,811
	Philadelphia PA GO	4.000%	5/1/39	1,000	969
	Philadelphia PA GO	4.000%	5/1/41	2,020	1,923
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	6,534
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,041
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,130
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,029
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,276
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,039
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,438
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,700
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,746
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,477
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	2,897
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,161
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	4,855	5,063
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	13,970	15,157
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,055
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	8,870
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	9,020	9,736
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,030
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	10,242
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,230
[6]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	190	190
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,067
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,110
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,206
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,092
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,177
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,191
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,725
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,040
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,121
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,552
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,510
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,051
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,195
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,047
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,018
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,203
	Philadelphia School District GO	5.000%	9/1/44	15,165	15,653
	Pine-Richland School District GO	4.000%	3/1/35	250	257
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,271
	Pine-Richland School District GO	4.000%	3/1/37	750	755
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,062
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	531
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,061
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	526
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	525
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/34	5,000	5,562
	Pittsburgh PA GO	4.000%	9/1/34	625	641
	Pittsburgh PA GO	5.000%	9/1/34	50	53
	Pittsburgh PA GO	4.000%	9/1/35	750	767
	Pittsburgh PA GO	5.000%	9/1/35	560	594
	Pittsburgh PA GO	4.000%	9/1/36	875	890
	Pittsburgh PA GO	4.000%	9/1/36	840	852
	Pittsburgh PA GO	5.000%	9/1/36	825	874
	Pittsburgh PA GO	5.000%	9/1/36	1,770	1,938
	Pittsburgh PA GO	4.000%	9/1/37	500	503
	Pittsburgh PA GO	4.000%	9/1/38	500	499
	Pittsburgh PA GO	4.000%	9/1/38	800	793
	Pittsburgh PA GO	4.000%	9/1/39	750	741
	Pittsburgh PA GO	5.000%	9/1/39	500	535
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,589
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,055
	Pittsburgh PA GO	5.000%	9/1/43	400	421
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,119
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,239
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,192
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,744
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	9,274
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	7,896
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,391
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	5,104
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,257
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	851
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,300	5,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,325
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	405
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	243
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,185
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,481
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/48	3,405	3,634
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,450	2,325
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,954
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	2,500	2,394
[2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.220%	9/1/23	700	700
[2]	Pittsburgh Water and Sewer Authority Water Revenue TOB VRDO	4.220%	9/1/23	6,000	6,000
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,491
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,282
	Quaker Valley PA School District GO	5.000%	10/1/35	350	390
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,435
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,394
[3]	Reading School District GO	5.000%	3/1/38	1,750	1,811
[3]	Ridley School District GO	4.000%	11/15/34	1,000	1,024
[3]	Ridley School District GO	4.000%	11/15/35	1,250	1,273
[1]	Ridley School District GO	3.000%	11/15/37	2,950	2,512
[3]	Ridley School District GO	4.000%	11/15/37	800	799
[1]	Ridley School District GO	3.000%	11/15/38	2,000	1,687
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,432
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,019
	School District of Philadelphia GO	4.000%	9/1/39	5,260	4,875
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,421
	School District of Philadelphia GO	4.000%	9/1/41	4,830	4,435
	School District of Philadelphia GO	4.000%	9/1/46	12,285	11,244
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	11
[3]	Scott Township PA GO	3.000%	8/15/34	290	265
[3]	Scott Township PA GO	3.000%	8/15/38	300	250
[3]	Scott Township PA GO	3.000%	8/15/42	650	513
[3]	Scott Township PA GO	3.000%	8/15/46	600	446
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,684
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,349
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,646
	Scranton PA School District GO	4.000%	12/1/40	500	468
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,548
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,345
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,308
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,208
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,280
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,340	1,372
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	315
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	552
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	402
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,523
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,118
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,042
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,134
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,000	6,318
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	4.250%	9/1/23	1,000	1,000
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,529
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,143
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,390
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,423
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,289
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,430
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,513
[2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	4.090%	9/7/23	3,115	3,115
[2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	4.090%	9/7/23	2,670	2,670
	State College PA Area School District GO	5.000%	5/15/36	375	401
	State College PA Area School District GO	5.000%	5/15/37	630	670
	State College PA Area School District GO	5.000%	5/15/38	350	370
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,043
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,161
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/35	725	788
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/36	600	643
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/37	550	583
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/38	600	630
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/41	1,000	915
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/42	1,000	894
[1]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,014
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,082
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,540	3,783
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,019
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,012
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	12,033
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	4,000	4,184
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,840
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,363
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,168
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,150
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,181
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,642
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	439
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	507
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	687
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/41	4,245	4,645
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/42	3,665	3,991
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,238
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,563
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,665
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/48	5,030	5,403
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/50	9,115	9,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	2,000	2,142
	Township of Hampton PA GO	5.000%	1/1/35	150	167
	Township of Hampton PA GO	5.000%	1/1/36	150	166
	Township of Hampton PA GO	5.000%	1/1/37	175	191
	Township of Hampton PA GO	4.000%	1/1/42	1,000	971
	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,411
	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,526
[1]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,047
[1]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,034
[1]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,684
[3]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,277
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	2,925
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,000	845
	Upper Merion Area PA School District GO	3.000%	1/15/43	2,660	2,166
	Upper Merion Area School District GO, Prere.	5.000%	1/15/26	500	521
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	6,627
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,474
	Washington County Authority College & University Revenue VRDO	3.850%	9/7/23	3,430	3,430
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,384
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,048
	West Bradford Township PA GO	4.000%	12/15/40	745	737
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,375
[1]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,190
[1]	West Mifflin School District GO	3.000%	4/1/38	5,920	4,931
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,100	1,100
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,486
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,000	964
	West Shore PA School District GO	4.000%	11/15/34	640	653
	West Shore PA School District GO	4.000%	11/15/35	540	549
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,110
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,002
	West Shore PA School District GO	4.000%	11/15/38	500	499
	West Shore PA School District GO	4.000%	11/15/40	900	885
	West Shore PA School District GO	5.000%	11/15/43	1,480	1,523
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,216
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,319
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,419
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	6,830	6,082
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,086
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,120
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	2,803
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,297
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,684
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,497
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	812
[1]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,951
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,069
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,411
[1]	William Penn School District GO	3.000%	11/15/34	2,595	2,375
[1]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,279
	Wyomissing Area School District GO	4.000%	2/1/38	800	801
	York County PA GO	4.000%	3/1/34	3,000	3,067
					3,432,015
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	211
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,200	1,030
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,011
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,270
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	663
					4,185
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	235	226
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,119	4,195
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,205	2,297
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,272	3,457
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,271	5,690
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,028	1,233
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,140	2,934
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	987
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	335	301
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	116
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,337
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	515	520
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	855	864
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,750	1,746
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	424	272
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	299	289
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,099	1,794
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	754	589
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	2,057
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,792	11,168
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,670	740
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,650	1,543

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,995	1,865
				46,220
Total Tax-Exempt Municipal Bonds (Cost $3,705,618)				3,482,420
Total Investments (99.7%) (Cost $3,705,618)				3,482,420
Other Assets and Liabilities—Net (0.3%)				11,062
Net Assets (100%)				3,493,482
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $142,519,000, representing 4.1% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Securities with a value of $305,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2023.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	91	18,546	41
5-Year U.S. Treasury Note	December 2023	238	25,447	144
				185

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(44)	(5,696)	(50)
				135
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,482,420	—	3,482,420
Derivative Financial Instruments
Assets
Futures Contracts[1]	185	—	—	185
Liabilities
Futures Contracts[1]	50	—	—	50
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.